OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
OTHER CURRENT FINANCIAL ASSETS
OTHER CURRENT FINANCIAL ASSETS

5.    OTHER CURRENT FINANCIAL ASSETS

The breakdown of other current financial assets is as follows:

		2024		2025
		Balance		Balance
		Currency	Rupiah	Currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Time deposits
Related parties
BRI	Rp	—	415	—	50
	US$	—	—	5	84
BSI	Rp	—	198	—	120
Others (each below Rp100 billion)	Rp	—	138	—	100
	US$	5	81	5	84
Third parties
United Overseas Bank Limited Singapore ("UOB Singapore")	US$	12	195	33	554
Standard Chartered Bank (Singapore) Limited ("SCB Singapore")	US$	—	—	6	101
Others (each below Rp100 billion)	Rp	—	—	—	10
Total time deposits			1,027		1,103

Escrow accounts
Related parties
Others (each below Rp100 billion)	Rp	—	110	—	107
	US$	0	5	0	4
Third parties
Others	Rp	—	34	—	—
	US$	1	14	4	67
Total escrow accounts			163		178

Mutual funds
Related parties
Others	Rp	—	89	—	94
Total mutual funds			89		94

Others	Rp	—	5	—	44
	MYR	0	1	0	1
Total others			6		45

Allowance for expected credit losses			(0)		(0)
Total			1,285		1,420

The time deposits have maturities of more than three months but not more than one year, with interest rates as follows:

	2024	2025
Rupiah	2.50%‑7.25%	3.00%-6.50%
Foreign currencies	4.57%‑4.61%	3.75%-4.45%